ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	Dec. 31, 2023	May 30, 2023	May 24, 2023	May 17, 2023	May 01, 2023	Mar. 31, 2023	Mar. 31, 2022	Jul. 15, 2014
Common stock, issued shares		100,000	4,367,842	1,331,919	3,837,419
Common stock, outstanding shares	168,729,565					131,764,348	111,313,175
Jin-En [Member]
Common stock, issued shares								7,500,200
Common stock, shares cancelled								15,000,000
Common stock, outstanding shares								22,829,400
Net liablilities								$ 19,000